Expense Example {- Franklin Small-Mid Cap Growth VIP Fund} - FTVIP Class 2-66 - Franklin Small-Mid Cap Growth VIP Fund - Class 2	Oct. 01, 2020 USD ($)
Expense Example:
1 year	$ 111
3 years	349
5 years	605
10 years	$ 1,340